EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Net income attributable to the common shareholders	$ 12,117,397	$ 26,072,653
Basic weighted-average common shares outstanding	20,012,356	16,800,000
Effect of dilutive securities
Diluted weighted-average common shares outstanding	20,012,356	16,800,000
Earnings per share - Basic and diluted	$ 0.61	$ 1.55